GUARANTOR FINANCIAL STATEMENTS (Notes)	12 Months Ended
Dec. 31, 2015
Guarantor Financial Statements [Abstract]
Guarantor Financial Statements [Text Block]
GUARANTOR FINANCIAL STATEMENTS
All of the senior notes issued by FCX and discussed in Note 8 are fully and unconditionally guaranteed on a senior basis jointly and severally by FM O&G LLC, as guarantor, which is a 100-percent-owned subsidiary of FM O&G and FCX. The guarantee is an unsecured obligation of the guarantor and ranks equal in right of payment with all existing and future indebtedness of FM O&G LLC, including indebtedness under the revolving credit facility. The guarantee ranks senior in right of payment with all of FM O&G LLC's future subordinated obligations and is effectively subordinated in right of payment to any debt of FM O&G LLC's subsidiaries. The indentures provide that FM O&G LLC's guarantee may be released or terminated for certain obligations under the following circumstances: (i) all or substantially all of the equity interests or assets of FM O&G LLC are sold to a third party; or (ii) FM O&G LLC no longer has any obligations under any FM O&G senior notes or any refinancing thereof and no longer guarantees any obligations of FCX under the revolver, the Term Loan or any other senior debt.

The following condensed consolidating financial information includes information regarding FCX, as issuer, FM O&G LLC, as guarantor, and all other non-guarantor subsidiaries of FCX. Included are the condensed consolidating balance sheets at December 31, 2015 and 2014, and the related condensed consolidating statements of comprehensive (loss) income and the condensed consolidating statements of cash flows for the years ended December 31, 2015, 2014 and 2013, which should be read in conjunction with FCX's notes to the consolidated financial statements:

CONDENSED CONSOLIDATING BALANCE SHEET
December 31, 2015

	FCX		FM O&G LLC	Non-guarantor		Consolidated
	Issuer		Guarantor	Subsidiaries	Eliminations	FCX
ASSETS
Current assets, other than assets held for sale	$181		$3,831	$10,238	$(7,532)	$6,718
Current assets held for sale	—		—	744	—	744
Property, plant, equipment and mining development costs, net	26		57	24,163	—	24,246
Oil and gas properties, net - full cost method:
Subject to amortization, less accumulated amortization and impairments	—		710	1,552	—	2,262
Not subject to amortization	—		1,393	3,432	6	4,831
Investments in consolidated subsidiaries	24,311		—	—	(24,311)	—
Other assets	5,038		1,826	3,586	(6,798)	3,652
Assets held for sale	—		—	4,124	—	4,124
Total assets	$29,556		$7,817	$47,839	$(38,635)	$46,577

LIABILITIES AND EQUITY
Current liabilities, other than liabilities held for sale	$6,012		$666	$5,047	$(7,526)	$4,199
Current liabilities held for sale	—		—	108	—	108
Long-term debt, less current portion	14,735		5,883	11,594	(12,433)	19,779
Deferred income taxes	941	[a]	—	2,666	—	3,607
Environmental and asset retirement obligations, less current portion	—		305	3,412	—	3,717
Investment in consolidated subsidiary	—		—	2,397	(2,397)	—
Other liabilities	40		3,360	1,732	(3,491)	1,641
Liabilities held for sale	—		—	718	—	718
Total liabilities	21,728		10,214	27,674	(25,847)	33,769

Redeemable noncontrolling interest	—		—	764	—	764

Equity:
Stockholders' equity	7,828		(2,397)	15,725	(13,328)	7,828
Noncontrolling interests	—		—	3,676	540	4,216
Total equity	7,828		(2,397)	19,401	(12,788)	12,044
Total liabilities and equity	$29,556		$7,817	$47,839	$(38,635)	$46,577

a.	All U.S. related deferred income taxes are recorded at the parent company.
CONDENSED CONSOLIDATING BALANCE SHEET
December 31, 2014

	FCX		FM O&G LLC	Non-guarantor		Consolidated
	Issuer		Guarantor	Subsidiaries	Eliminations	FCX
ASSETS
Current assets, other than assets held for sale	$323		$2,635	$7,813	$(2,572)	$8,199
Current assets held for sale	—		—	846	—	846
Property, plant, equipment and mining development costs, net	22		46	22,859	—	22,927
Oil and gas properties, net - full cost method:
Subject to amortization, less accumulated amortization and impairments	—		3,296	5,907	(16)	9,187
Not subject to amortization	—		2,447	7,640	—	10,087
Investments in consolidated subsidiaries	28,765		6,460	10,246	(45,471)	—
Other assets	8,914		3,947	3,355	(12,787)	3,429
Assets held for sale	—		—	3,999	—	3,999
Total assets	$38,024		$18,831	$62,665	$(60,846)	$58,674

LIABILITIES AND EQUITY
Current liabilities, other than liabilities held for sale	$1,592		$560	$5,399	$(2,572)	$4,979
Current liabilities held for sale	—		—	193	—	193
Long-term debt, less current portion	14,930		3,874	8,879	(9,312)	18,371
Deferred income taxes	3,161	[a]	—	2,530	—	5,691
Environmental and asset retirement obligations, less current portion	—		302	3,325	—	3,627
Other liabilities	54		3,372	1,895	(3,475)	1,846
Liabilities held for sale	—		—	742	—	742
Total liabilities	19,737		8,108	22,963	(15,359)	35,449

Redeemable noncontrolling interest	—		—	751	—	751

Equity:
Stockholders' equity	18,287		10,723	35,268	(45,991)	18,287
Noncontrolling interests	—		—	3,683	504	4,187
Total equity	18,287		10,723	38,951	(45,487)	22,474
Total liabilities and equity	$38,024		$18,831	$62,665	$(60,846)	$58,674

a.	All U.S. related deferred income taxes are recorded at the parent company.

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE (LOSS) INCOME

Year Ended December 31, 2015
	FCX	FM O&G LLC		Non-guarantor			Consolidated
	Issuer	Guarantor		Subsidiaries		Eliminations	FCX
Revenues	$—	$613		$13,994		$—	$14,607
Total costs and expenses	60	5,150	[a]	22,920	[a]	(11)	28,119
Operating (loss) income	(60)	(4,537)		(8,926)		11	(13,512)
Interest expense, net	(489)	(8)		(272)		152	(617)
Other income (expense), net	225	1		(86)		(139)	1
(Loss) income before income taxes and equity in affiliated companies' net (losses) earnings	(324)	(4,544)		(9,284)		24	(14,128)
(Provision for) benefit from income taxes	(3,227)	1,718		3,469		(9)	1,951
Equity in affiliated companies' net (losses) earnings	(8,685)	(9,976)		(12,838)		31,496	(3)
Net (loss) income from continuing operations	(12,236)	(12,802)		(18,653)		31,511	(12,180)
Net income from discontinued operations	—	—		91		—	91
Net (loss) income	(12,236)	(12,802)		(18,562)		31,511	(12,089)
Net income and preferred dividends attributable to noncontrolling interests:
Continuing operations	—	—		(35)		(33)	(68)
Discontinued operations	—	—		(79)		—	(79)
Net (loss) income attributable to common stockholders	$(12,236)	$(12,802)		$(18,676)		$31,478	$(12,236)

Other comprehensive income (loss)	41	—		41		(41)	41
Total comprehensive (loss) income	$(12,195)	$(12,802)		$(18,635)		$31,437	$(12,195)

a.
Includes charges totaling $4.2 billion at the FM O&G LLC guarantor and $8.9 billion at the non-guarantor subsidiaries related to impairment of FCX's oil and gas properties pursuant to full cost accounting rules.

Year Ended December 31, 2014
	FCX	FM O&G LLC		Non-guarantor			Consolidated
	Issuer	Guarantor		Subsidiaries		Eliminations	FCX
Revenues	$—	$2,356		$17,645		$—	$20,001
Total costs and expenses	59	3,498	[a]	16,720	[a]	22	20,299
Operating (loss) income	(59)	(1,142)		925		(22)	(298)
Interest expense, net	(382)	(139)		(165)		80	(606)
Net (loss) gain on early extinguishment of debt	(5)	78		—		—	73
Other income (expense), net	72	3		36		(80)	31
(Loss) income before income taxes and equity in affiliated companies' net (losses) earnings	(374)	(1,200)		796		(22)	(800)
Benefit from (provision for) income taxes	96	281		(610)		8	(225)
Equity in affiliated companies' net (losses) earnings	(1,007)	(3,429)		(4,633)		9,072	3
Net (loss) income from continuing operations	(1,285)	(4,348)		(4,447)		9,058	(1,022)
Net (loss) income from discontinued operations	(23)	—		300		—	277
Net (loss) income	(1,308)	(4,348)		(4,147)		9,058	(745)
Net income and preferred dividends attributable to noncontrolling interests:
Continuing operations	—	—		(354)		(44)	(398)
Discontinued operations	—	—		(165)		—	(165)
Net (loss) income attributable to common stockholders	$(1,308)	$(4,348)		$(4,666)		$9,014	$(1,308)

Other comprehensive (loss) income	(139)	—		(139)		139	(139)
Total comprehensive (loss) income	$(1,447)	$(4,348)		$(4,805)		$9,153	$(1,447)

a.
Includes impairment charges totaling $1.9 billion at the FM O&G LLC Guarantor and $3.5 billion at the non-guarantor subsidiaries related to ceiling test impairment charges for FCX's oil and gas properties pursuant to full cost accounting rules and a goodwill impairment charge.

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)

Year Ended December 31, 2013
	FCX	FM O&G LLC	Non-guarantor		Consolidated
	Issuer	Guarantor	Subsidiaries	Eliminations	FCX
Revenues	$—	$1,177	$18,154	$—	$19,331
Total costs and expenses	134	1,065	13,312	—	14,511
Operating (loss) income	(134)	112	4,842	—	4,820
Interest expense, net	(319)	(129)	(112)	59	(501)
Net (loss) gain on early extinguishment of debt	(45)	—	10	—	(35)
Gain on investment in MMR	128	—	—	—	128
Other income (expense), net	61	—	(24)	(59)	(22)
(Loss) income before income taxes and equity in affiliated companies' net earnings (losses)	(309)	(17)	4,716	—	4,390
Benefit from (provision for) income taxes	97	17	(1,454)	—	(1,340)
Equity in affiliated companies' net earnings (losses)	2,886	281	268	(3,432)	3
Net income (loss) from continuing operations	2,674	281	3,530	(3,432)	3,053
Net (loss) income from discontinued operations	(16)	—	404	—	388
Net income (loss)	2,658	281	3,934	(3,432)	3,441
Net income and preferred dividends attributable to noncontrolling interests:
Continuing operations	—	—	(521)	(77)	(598)
Discontinued operations	—	—	(185)	—	(185)
Net income (loss) attributable to common stockholders	$2,658	$281	$3,228	$(3,509)	$2,658

Other comprehensive income (loss)	101	—	101	(101)	101
Total comprehensive income (loss)	$2,759	$281	$3,329	$(3,610)	$2,759

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Year Ended December 31, 2015

	FCX	FM O&G LLC	Non-guarantor		Consolidated
	Issuer	Guarantor	Subsidiaries	Eliminations	FCX
Cash flow from operating activities:
Net (loss) income	$(12,236)	$(12,802)	$(18,562)	$31,511	$(12,089)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation, depletion and amortization	5	370	3,195	(73)	3,497
Impairment of oil and gas properties	—	4,220	8,862	62	13,144
Copper and molybdenum inventory adjustments	—	—	338	—	338
Other asset impairments, inventory write-downs, restructuring and other	—	11	245	—	256
Net gains on crude oil gas derivative contracts	—	(87)	—	—	(87)
Equity in losses (earnings) of consolidated subsidiaries	8,685	9,976	12,838	(31,496)	3
Other, net	(2,127)	2	(90)	—	(2,215)
Changes in working capital and other tax payments	5,506	(1,428)	(3,714)	9	373
Net cash (used in) provided by operating activities	(167)	262	3,112	13	3,220

Cash flow from investing activities:
Capital expenditures	(7)	(847)	(5,486)	(13)	(6,353)
Intercompany loans	(1,812)	(1,310)	—	3,122	—
Dividends from (investments in) consolidated subsidiaries	852	(71)	130	(913)	(2)
Other, net	(21)	(2)	111	21	109
Net cash (used in) provided by investing activities	(988)	(2,230)	(5,245)	2,217	(6,246)

Cash flow from financing activities:
Proceeds from debt	4,503	—	3,769	—	8,272
Repayments of debt	(4,660)	—	(2,017)	—	(6,677)
Intercompany loans	—	2,038	1,084	(3,122)	—
Net proceeds from sale of common stock	1,936	—	—	—	1,936
Cash dividends and distributions paid	(605)	—	(924)	804	(725)
Other, net	(19)	(71)	(18)	88	(20)
Net cash provided by (used in) financing activities	1,155	1,967	1,894	(2,230)	2,786

Net decrease in cash and cash equivalents	—	(1)	(239)	—	(240)
Decrease in cash and cash equivalents in assets held for sale	—	—	118	—	118
Cash and cash equivalents at beginning of year	—	1	316	—	317
Cash and cash equivalents at end of year	$—	$—	$195	$—	$195

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Year Ended December 31, 2014

	FCX	FM O&G LLC	Non-guarantor		Consolidated
	Issuer	Guarantor	Subsidiaries	Eliminations	FCX
Cash flow from operating activities:
Net (loss) income	$(1,308)	$(4,348)	$(4,147)	$9,058	$(745)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation, depletion and amortization	4	806	3,077	(24)	3,863
Impairment of oil and gas properties and goodwill	—	1,922	3,486	46	5,454
Net gains on crude oil and natural gas derivative contracts	—	(504)	—	—	(504)
Equity in losses (earnings) of consolidated subsidiaries	1,007	3,429	4,633	(9,072)	(3)
Other, net	(882)	(113)	(807)	—	(1,802)
Changes in working capital and other tax payments, excluding amounts from dispositions	723	(1,750)	395	—	(632)
Net cash (used in) provided by operating activities	(456)	(558)	6,637	8	5,631

Cash flow from investing activities:
Capital expenditures	—	(2,143)	(5,072)	—	(7,215)
Acquisition of Deepwater GOM interests	—	—	(1,426)	—	(1,426)
Intercompany loans	(1,328)	704	—	624	—
Dividends from (investments in) consolidated subsidiaries	1,221	(130)	(2,408)	1,317	—
Net proceeds from sale of Candelaria and Ojos del Salado	—	—	1,709	—	1,709
Net proceeds from sale of Eagle Ford shale assets	—	2,910	—	—	2,910
Other, net	—	41	180	—	221
Net cash (used in) provided by investing activities	(107)	1,382	(7,017)	1,941	(3,801)

Cash flow from financing activities:
Proceeds from debt	7,464	—	1,246	—	8,710
Repayments of debt	(5,575)	(3,994)	(737)	—	(10,306)
Intercompany loans	—	810	(186)	(624)	—
Cash dividends and distributions paid, and contributions received	(1,305)	2,364	(1,463)	(1,325)	(1,729)
Other, net	(21)	(3)	(2)	—	(26)
Net cash provided by (used in) financing activities	563	(823)	(1,142)	(1,949)	(3,351)

Net increase (decrease) in cash and cash equivalents	—	1	(1,522)	—	(1,521)
Increase in cash and cash equivalents in assets held for sale	—	—	(70)	—	(70)
Cash and cash equivalents at beginning of year	—	—	1,908	—	1,908
Cash and cash equivalents at end of year	$—	$1	$316	$—	$317

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Year Ended December 31, 2013

	FCX	FM O&G LLC	Non-guarantor		Consolidated
	Issuer	Guarantor	Subsidiaries	Eliminations	FCX
Cash flow from operating activities:
Net income (loss)	$2,658	$281	$3,934	$(3,432)	$3,441
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation, depletion and amortization	4	616	2,177	—	2,797
Net losses on crude oil and natural gas derivative contracts	—	334	—	—	334
Gain on investment in MMR	(128)	—	—	—	(128)
Equity in (earnings) losses of consolidated subsidiaries	(2,886)	(281)	(265)	3,432	—
Other, net	8	(14)	78	—	72
Changes in working capital and other tax payments, excluding amounts from acquisitions and dispositions	272	735	(1,384)	—	(377)
Net cash (used in) provided by operating activities	(72)	1,671	4,540	—	6,139

Cash flow from investing activities:
Capital expenditures	—	(894)	(4,392)	—	(5,286)
Acquisitions, net of cash acquired	(5,437)	—	(4)	—	(5,441)
Intercompany loans	834	—	(162)	(672)	—
Dividends from (investments in) consolidated subsidiaries	629	—	—	(629)	—
Other, net	15	30	(226)	—	(181)
Net cash used in investing activities	(3,959)	(864)	(4,784)	(1,301)	(10,908)

Cash flow from financing activities:
Proceeds from debt	11,260	—	241	—	11,501
Repayments of debt and redemption of MMR preferred stock	(4,737)	(416)	(551)	—	(5,704)
Intercompany loans	—	(391)	(281)	672	—
Cash dividends and distributions paid	(2,281)	—	(885)	629	(2,537)
Other, net	(211)	—	—	—	(211)
Net cash provided by (used in) financing activities	4,031	(807)	(1,476)	1,301	3,049

Net decrease in cash and cash equivalents	—	—	(1,720)	—	(1,720)
Decrease in cash and cash equivalents in assets held for sale	—	—	59	—	59
Cash and cash equivalents at beginning of year	—	—	3,569	—	3,569
Cash and cash equivalents at end of year	$—	$—	$1,908	$—	$1,908